Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Schedule of Accrued Expenses and Other Payables

	As of December 31,
in CHF thousands	2022	2021
Payroll related accrual	(2,249)	(1,723)
Accrued R&D expense	(4,805)	(730)
Accrued G&A expense	(956)	(592)

Total	(8,011)	(3,045)